Other equity instruments and own shares (Details) - EUR (€) € / shares in Units, € in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018		Dec. 31, 2017	Sep. 08, 2017
Other equity instruments and own shares
Fidelity Bonds, nominal value	€ 598	€ 565			€ 981
Fidelity Bonds, market value	598	565	[1]	€ 525	€ 686
OTHER EQUITY	€ 146	€ 234	[1]	€ 216
Bank's shares owned by consolidated companies as percentage of issued shared capital	0.051%	0.075%		0.024%
Average purchase price of Bank shares	€ 4.09
Average selling price of Bank shares	€ 4.11
Net effect on equity from purchase and sale of Bank shares	€ 6	€ 0		€ 26

[1]	See reconciliation of IAS 39 as of 31 December 2017 to IFRS 9 as of 1 January 2018 (Note 1.d).